Interest Income on Secured Loans and Financing Leases (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Other Income [Line Items]
Interest income	$ 4,633,476	$ 5,193,144	$ 5,171,971
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Interest and Other Income [Line Items]
Interest income	4,633,476	5,193,144	5,171,971
Capital Improvement Loan Receivable
Interest and Other Income [Line Items]
Interest income	1,385,721	1,214,390	1,252,745
Capital Improvement Loan Receivable | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Interest and Other Income [Line Items]
Interest income	1,385,721	1,214,390	1,252,745
Secured Operator Loan Receivables
Interest and Other Income [Line Items]
Interest income	1,808,682	2,557,552	2,516,604
Secured Operator Loan Receivables | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Interest and Other Income [Line Items]
Interest income	1,808,682	2,557,552	2,516,604
Direct Financing Leases
Interest and Other Income [Line Items]
Interest income	1,439,073	1,421,202	1,402,622
Direct Financing Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Interest and Other Income [Line Items]
Interest income	$ 1,439,073	$ 1,421,202	$ 1,402,622